Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000244624 [Member]
Shareholder Report [Line Items]
Fund Name	WHITEWOLF Publicly Listed Private Equity ETF
Class Name	WHITEWOLF Publicly Listed Private Equity ETF
Trading Symbol	LBO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) for the period of February 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://lbo.fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$83	0.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 37.69% (NAV) for the period versus 26.38% for the S&P 500 Index and 27.58% for the S&P Listed Private Equity Index. The Fund delivered positive performance over the past year, benefiting from broadly favorable global markets as the Federal Reserve’s messaging stabilized. Our active management strategy allowed us to capitalize on structural tailwinds within the private equity sector by strategically increasing exposure to publicly listed private equity companies, reflecting our confidence in their long-term growth potential. This allocation shift was driven by favorable industry dynamics, including rising capital inflows, strong deal activity, and the continued expansion of alternative asset management. However, through our dynamic portfolio rebalancing approach, we reduced our allocation to publicly listed private equity companies and increased our allocation to BDCs in November 2024. This decision was influenced by post-election market volatility and the opportunity to realize capital gains from high-performing private equity stocks. By adjusting LBO’s portfolio allocation, we have sought to limit downside risk and positioned LBO more defensively amid market volatility.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/29/2023)
WHITEWOLF Publicly Listed Private Equity ETF - NAV	37.69%	41.21%
S&P 500 Index	26.38%	29.07%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://lbo.fund for more recent performance information.

Performance Inception Date	Nov. 29, 2023
Net Assets	$ 7,368,246
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 16,913
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

FINANCIAL SECTOR WEIGHTING (as a % of Net Assets)
Closed-End Funds	57.4%
Asset Management & Custody Banks	36.3%
Diversified Financial Servies	5.1%
Multi-Sector Holdings	0.4%
Cash and Cash Equivalents	0.8%

TOP 10 HOLDINGS (as a % of Net Assets)
KKR & Co., Inc.	8.1%
Ares Capital Corp.	7.8%
FS KKR Capital Corp. - Class A	7.4%
Blackstone Secured Lending Fund	7.3%
Ares Management Corp. - Class A	5.9%
Hercules Capital, Inc.	5.7%
Golub Capital BDC, Inc	5.1%
Apollo Global Management, Inc.	5.0%
Blue Owl Capital, Inc. - Class A	4.6%
Blackstone, Inc.	4.5%